Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Opening balance	kr 2,585	kr 2,492
Balances regarding acquired business	0	(16)
Increase in allowance	265	268
Write-offs	(21)	(35)
Translation difference	(2)	(124)
Closing balance	kr 2,827	kr 2,585